Expense Example, No Redemption - PIMCO RAE PLUS EMG Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	526	843	1,183	2,141	232	715	1,225	2,626